Schedule of general and administrative expenses (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Aug. 31, 2026	Aug. 31, 2025	Aug. 31, 2026	Aug. 31, 2025
Notes and other explanatory information [abstract]
Office			$ 137,005	$ 22,076
Travel			362,618	126,403
IT and telecom expenses			112,129	487
Management fees			71,000
Total	$ 239,345	$ 77,391	$ 682,752	$ 148,966